Accumulated Other Comprehensive Loss (Narrative) (Details) $ in Millions		12 Months Ended
	Aug. 31, 2010 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2008 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number Of Notes Tranches Through Private Placement Issuance		2
Millennium Pipeline
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of interest rate swap agreements				3
Notional amount of interest rate swap agreements				$ 420.0
Number of counterparties entered into interest rate swap agreement				7
Refinancing of long-term debt	$ 725.0
Debt Instrument, Maturity Date		Jun. 01, 2025
Other Comprehensive Income Unrecognized Gain Loss On Derivatives Arising During Period Net Of Tax		$ 14.3	$ 16.6
Unrealized loss, amortization period		15 years
Notes Due 2027 [Member] | Millennium Pipeline
Accumulated Other Comprehensive Income (Loss) [Line Items]
Refinancing of long-term debt	$ 375.0
Debt Instrument, Interest Rate, Stated Percentage	5.33%
Debt Instrument, Maturity Date	Jun. 30, 2027
Notes Due 2032 | Millennium Pipeline
Accumulated Other Comprehensive Income (Loss) [Line Items]
Refinancing of long-term debt	$ 350.0
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Jun. 30, 2032